10. Recoverable taxes (Details) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019
RecoverableTaxesLineItems [Line Items]
Recoverable taxes		R$ 4,299	R$ 4,394
Recoverable taxes, current		1,199	1,692
Recoverable taxes, non-current		3,100	2,702
Other recoverable taxes - Exito Group [member]
RecoverableTaxesLineItems [Line Items]
Recoverable taxes		130	77
Social Security Contribution - INSS [member]
RecoverableTaxesLineItems [Line Items]
Recoverable taxes		299	321
Other [member]
RecoverableTaxesLineItems [Line Items]
Recoverable taxes		47	49
State VAT tax credits - ICMS [member]
RecoverableTaxesLineItems [Line Items]
Recoverable taxes		1,435	2,621
Social Integration Program/ Contribution for Social Security Financing - PIS/COFINS [member]
RecoverableTaxesLineItems [Line Items]
Recoverable taxes		1,926	854
Income tax and social contribution prepayments [member]
RecoverableTaxesLineItems [Line Items]
Recoverable taxes	[1]	R$ 462	R$ 472

[1]	Includes Exito's amount of R$440 (R$340 on December31, 2019).